Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of composition of accounts receivable from card issuers
Accounts receivable are amounts due from card issuers and acquirers for the transactions of clients with card holders, performed in the ordinary course of business.

	2023	2022

Accounts receivable from card issuers(a)	23,364,806	20,053,392
Accounts receivable from other acquirers(b)	667,922	718,228
Allowance for expected credit losses	(55,619)	(22,763)
	23,977,109	20,748,857

Current	23,895,512	20,694,523
Non-current	81,597	54,334

(a)Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients.
(b)Accounts receivable from other acquirers related to PSP (Payment Service Provider) transactions.
Schedule of allowance for expected credit losses of accounts receivable from card issuers	Allowance for expected credit losses of accounts receivable from card issuers
The Group records an allowance for expected credit losses of accounts receivable from card issuers based on expected credit losses that consider the expected nature and level of risk associated with receivables and the information about the different issuers. The Group recognizes additional allowance for card issuers upon increases in the credit risk. (Notes 6.1.1.5 and 6.2.1.2).

	2023	2022

At January 1	22,763	15,103
Charge for the year	53,090	22,818
Reversal	(20,234)	(15,158)
At December 31	55,619	22,763

Schedule of composition of trade accounts receivable

	2023	2022

Accounts receivable from subscription services	293,304	294,516
Accounts receivable from equipment rental	114,252	135,479
Chargeback	72,401	58,302
Services rendered	51,456	36,089
Cash in transit	24,172	21,521
Receivables from registry operation	22,347	35,150
Loans designated at FVPL	—	26,866
Allowance for expected credit losses	(117,553)	(108,434)
Others	28,101	22,557
	488,480	522,046

Current	459,947	484,722
Non-current	28,533	37,324

6.5.2.    Allowance for expected credit losses of trade accounts receivable

	2023	2022

At January 1	108,434	80,418
Charge for the year	82,946	94,093
Reversal	(17,668)	(13,181)
Write-off	(56,159)	(52,896)
At December 31	117,553	108,434

Schedule of Loans and Financing	maturity:

2023

Credit card	3,131
Working capital	309,677
Loans operations portfolio, gross	312,808

Allowance for expected credit losses	(62,061)
Loans operations portfolio, net of allowance for expected credit losses	250,747

Current	209,957
Non-current	40,790
6.6.1.    Aging by maturity

2023
Balances not yet due
<= 30 days	14,376
30 < 60 days	30,670
61 < 180 days	110,957
181 < 360 days	113,323
361 < 720 days	41,573
> 720 days	61
310,960

Balances overdue by
<= 30 days	947
30 < 90 days	799
91 < 180 days	99
181 < 360 days	3
1,848

Loans operations portfolio, gross	312,808
6.6.2.    Gross carrying amount
Reconciliation of gross portfolio of loans operations, segregated by Stages:

Stage 1	2022	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Acquisition / (Settlement)	2023
Credit card	—	—	—	—	—	3,131	3,131
Working capital	—	(19,561)	(309)	5,369	313	310,470	296,282
	—	(19,561)	(309)	5,369	313	313,601	299,413

Stage 2	2022	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Acquisition / (Settlement)	2023
Credit card	—	—	—	—	—	—	—
Working capital	—	(5,369)	(970)	19,561	62	(1,089)	12,195
	—	(5,369)	(970)	19,561	62	(1,089)	12,195

Stage 3	2022	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Acquisition / (Settlement)	2023
Credit card	—	—	—	—	—	—	—
Working capital	—	(313)	(62)	309	970	296	1,200
	—	(313)	(62)	309	970	296	1,200

Consolidated 3 stages	2022	Acquisition / (Settlement)	2023

Credit card	—	3,131	3,131
Working capital	—	309,677	309,677
	—	312,808	312,808

6.6.3.    Allowance for expected credit losses of loans operations

Stage 1	2022	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Acquisition / (Settlement)	2023
Credit card	—	—	—	—	—	200	200
Working capital	—	(5,487)	(216)	628	27	62,624	57,576
	—	(5,487)	(216)	628	27	62,824	57,776

Stage 2	2022	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Acquisition / (Settlement)	2023
Credit card	—	—	—	—	—	—	—
Working capital	—	(628)	(654)	5,487	5	(765)	3,445
	—	(628)	(654)	5,487	5	(765)	3,445

Stage 3	2022	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Acquisition / (Settlement)	2023
Credit card	—	—	—	—	—	—	—
Working capital	—	(27)	(5)	216	654	2	840
	—	(27)	(5)	216	654	2	840

Consolidated 3 stages	2022	Acquisition / (Settlement)	2023

Credit card	—	200	200
Working capital	—	61,861	61,861
	—	62,061	62,061

Schedule of changes in loans and financing and obligations to FIDC quota holders	Composition of borrowings and financing and obligations to FIDC quota holders

	Average annual interest rate %	Original date of issuance	Original maturity	Current portion	Non-current portion	2023

Obligations to FIDC TAPSO quota holders (6.8.3.3)	CDI Rate* + 1.85%	Jul/23	Jul/24	53,103	—	53,103
Obligations to FIDC ACR FAST quota holders (6.8.3.4)	CDI Rate* + 1.12%	Jul/23	Not applicable	452,128	—	452,128
Obligations to FIDC quota holders				505,231	—	505,231

Leases (6.8.3.5)	105.1% to 151.8% of CDI Rate*	Not applicable	Jan/23 to Jun/29	30,227	143,456	173,683
Bonds (6.8.3.6)	3.95% USD	Jun/21	Jun/28	2,922	2,399,776	2,402,698
Bank borrowings (6.8.3.7)	CDI + 1.30% to CDI + 1.94% p.a.	(Several)	Up to six months	1,321,348	—	1,321,348
Receivables backed securities (6.8.3.8)	CDI + 2.28% p.a.	Sep/23	Sep/26	3,316	98,702	102,018
Debentures (6.8.3.9)	CDI + 1.95% p.a.	Nov/23	Oct/26	16,953	997,281	1,014,234
Borrowings and financing				1,374,766	3,639,215	5,013,981

				1,879,997	3,639,215	5,519,212

	Average annual interest rate %	Original date of issuance	Original maturity	Current portion	Non-current portion	2022

Obligations to FIDC AR III quota holders (6.8.3.2)	CDI Rate* + 1.50%	Aug/20	Aug/23	952,780	—	952,780
Obligations to FIDC TAPSO quota holders (6.8.3.3)	CDI Rate* + 1.80%	Sep/19	Feb/23	22,468	—	22,468
Obligations to FIDC quota holders				975,248	—	975,248

Leases (6.8.3.5)	105.1% to 151.8% of CDI Rate*	Not applicable	Jan/23 to Jun/29	55,583	144,564	200,147
Bonds (6.8.3.6)	3.95% USD	Jun/21	Jun/28	4,007	2,583,861	2,587,868
Bank borrowings (6.8.3.7)	CDI + 0.95% p.a. to CDI + 1.44% p.a.	(Several)	Three to eighteen months	1,787,817	45	1,787,862
Borrowings and financing				1,847,407	2,728,470	4,575,877

				2,822,655	2,728,470	5,551,125

(*)     “CDI Rate” (Brazilian Certificado de Depósito Interbancário), which is an average of interbank overnight rates in Brazil, the average rate of December 31, 2023 was 13.04% (2022 – 12.38%).
6.8.2.    Changes in borrowings and financing and obligations to FIDC quota holders

	2022	Additions	Disposals	Payment of principal	Payment of interest	Business Combination	Changes in Exchange Rates	Interest	2023

Obligations to FIDC AR III quota holders (Note 6.8.3.2)	952,780	—	—	(937,499)	(67,975)	—	—	52,694	—
Obligations to FIDC TAPSO quota holders (Note 6.8.3.3)	22,468	50,000	—	(20,000)	(3,021)	—	—	3,656	53,103
Obligations to FIDC ACR FAST quota holders (Note 6.8.3.4)	—	514,752	—	(75,004)	(2,413)	—	—	14,793	452,128
Leases (Note 6.8.3.5)	200,147	67,417	(21,225)	(72,815)	(13,764)	—	156	13,767	173,683
Bonds (Note 6.8.3.6)	2,587,303	—	—	—	(96,157)	—	(188,440)	99,992	2,402,698
Bank borrowings (Note 6.8.3.7)	1,788,427	4,088,209	—	(4,489,681)	(246,739)	—	(4,326)	185,458	1,321,348
Receivables backed securities (Note 6.8.3.8)	—	97,734	—	—	—	—	—	4,284	102,018
Debentures (Note 6.8.3.9)	—	995,676	—	—	—	—	—	18,558	1,014,234
	5,551,125	5,813,788	(21,225)	(5,594,999)	(430,069)	—	(192,610)	393,202	5,519,212

Current	2,822,655								1,879,997
Non-current	2,728,470								3,639,215

	2021	Additions	Disposals	Payment of principal	Payment of interest	Business Combination	Changes in Exchange Rates	Interest	2022

Obligations to FIDC AR III quota holders (Note 6.8.3.2)	2,206,043	—	—	(1,250,000)	(211,058)	—	—	207,795	952,780
Obligations to FIDC TAPSO quota holders (Note 6.8.3.3)	21,131	—	—	—	(1,515)	—	—	2,852	22,468
Leases (Note 6.8.3.5)	273,455	64,658	(52,913)	(85,229)	(14,600)	—	176	14,600	200,147
Bonds (Note 6.8.3.6)	2,764,610	—	—	—	(103,134)	—	(185,153)	110,980	2,587,303
Bank borrowings (Note 6.8.3.7)	2,697,641	3,499,986	—	(4,605,452)	(97,317)	4,464	—	289,105	1,788,427
Debentures (Note 6.8.3.9)	399,509	—	—	(404,317)	(17,374)	—	—	22,182	—
	8,362,389	3,564,644	(52,913)	(6,344,998)	(444,998)	4,464	(184,977)	647,514	5,551,125

Current	3,873,561								2,822,655
Non-current	4,488,828								2,728,470

Schedule of Derivative financial instruments, net	Derivative financial instruments, net

	2023	2022
Cross-currency interest rate swap used as hedge accounting instrument (Note 6.9.1)	(311,445)	(190,902)
Non-deliverable forward used as economic hedge instrument (Note 6.9.2)	(4,097)	(6,395)
Call options to acquire additional interest in subsidiaries	3,553	23,983
Derivative financial instruments, net	(311,989)	(173,314)

Schedule of hedge accounting of financial instruments

Notional in US$	Notional in R$	Pay rate in local currency	Trade date	Due date	Fair value as of 2023 – Asset (Liability)	Loss recognized in income in 2023(a)	Loss recognized in OCI (net of tax), in 2023(b)	Fair value as of 2022 – Asset (Liability)

50,000	248,500	CDI + 2.94%	June 23, 2021	June 16, 2028	(26,967)	(86,656)	6,784	(15,274)
50,000	247,000	CDI + 2.90%	June 24, 2021	June 16, 2028	(26,359)	(72,213)	6,958	(14,836)
50,000	248,500	CDI + 2.90%	June 24, 2021	June 16, 2028	(27,625)	(74,618)	7,215	(15,961)
75,000	375,263	CDI + 2.99%	June 30, 2021	June 16, 2028	(43,894)	(50,137)	9,994	(26,179)
50,000	250,700	CDI + 2.99%	June 30, 2021	June 16, 2028	(29,705)	(42,826)	8,998	(17,846)
50,000	250,110	CDI + 2.98%	June 30, 2021	June 16, 2028	(29,207)	(50,705)	16,871	(17,403)
25,000	127,353	CDI + 2.99%	July 15, 2021	June 16, 2028	(16,495)	(21,254)	(7,334)	(10,374)
25,000	127,353	CDI + 2.99%	July 15, 2021	June 16, 2028	(16,573)	(16,887)	3,114	(10,455)
50,000	259,890	CDI + 2.96%	July 16, 2021	June 16, 2028	(37,516)	(21,703)	14,526	(24,793)
25,000	131,025	CDI + 3.00%	August 6, 2021	June 16, 2028	(18,487)	(20,321)	(8,295)	(12,101)
25,000	130,033	CDI + 2.85%	August 10, 2021	June 16, 2028	(19,391)	(17,178)	2,751	(12,917)
25,000	130,878	CDI + 2.81%	August 11, 2021	June 16, 2028	(19,226)	(16,181)	2,564	(12,763)
50,000	248,500	CDI + 1.80%	May 22, 2023	November 22, 2023	(13,308)	(13,308)	—	—
				Net amount	(324,753)	(503,987)	64,146	(190,902)

(a)Recognized in the statement of profit or loss, in “Financial expenses, net.” The amount recognized in 2022 was a loss of R$ 459,289.
(b)Recognized in equity, in “Other comprehensive income.” The balance in the cash flow hedge reserve as of December 31, 2023 is a loss of R$ 197,188 (2022 - loss of R$ 261,366).

Schedule of Currency and Interest Rate Hedge

	2023
	Minimum Rate	Maximum Rate	Notional	Gain (loss)

NDF Dollar	4.8220	4.9400	6,460	19,116
NDF Euro	5.3208	5.3715	570	(447)

	2022
	Minimum Rate	Maximum Rate	Notional	Gain (loss)

NDF Dollar	5.1900	5.3200	65,500	25,827
6.9.2.2.    Interest rates hedge
The Group mitigates the interest rate risk generated by the gap between its prepayment business (fixed rate) and its funding activities (either fixed or floating) with mixed maturities. This hedge is executed over-the-counter ("OTC") with multiple financial institutions following its Counterparty Policy.

	2023
	Minimum Rate	Maximum Rate	Maturity is up to	Notional	Gain (loss)

Interest rate swaps (Fixed rate to CDI)	10.2%	14.3%	May/25	6,079,500	(7,328)

	2022
	Minimum Rate	Maximum Rate	Maturity is up to	Notional	Gain (loss)

Interest rate swaps (Fixed rate to CDI)	9.1%	14.3%	April/24	5,225,105	(9,262)

Schedule of Risk Assessment, Value-at-Risk and Scenario Analysis
The Group conducts a study on how market variables would impact the Group’s financial statements based on Historical Value at Risk models.

Risk Factor	Asset/ Liability	VaR 1 day (thousands)	VaR 10 days (thousands)	VaR 60 days (thousands)

Interest Rates	Accounts receivables from credit card issuers, Accounts payables to clients and interest rate swaps	297	941	2,304
Foreign Currency Exchange	USD denominated asset/liabilities/derivatives	6	19	46

Schedule of liquidity risk of financial instruments

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years

December 31, 2023
Deposits from banking customers	6,119,455	—	—	—
Accounts payable to clients	19,163,672	35,455	—	—
Trade accounts payable	513,877	—	—	—
Borrowings and financing	1,371,845	1,344,545	5,049,235	—
Obligations to FIDC quota holders	505,231	—	—	—
Other liabilities	119,526	160,079	250,425	—
	27,793,606	1,540,079	5,299,660	—

December 31, 2022
Deposits from banking customers	4,023,679	—	—	—
Accounts payable to clients	16,542,963	35,775	—	—
Trade accounts payable	596,044	—	—	—
Borrowings and financing	2,255,110	431,180	1,231,989	2,729,500
Obligations to FIDC quota holders	1,028,562	—	—	—
Other liabilities	145,605	268,544		—
	24,591,963	735,499	1,231,989	2,729,500

Disclosure of financial instruments by category

	Amortized cost	FVPL	FVOCI	Total

December 31, 2023
Short and Long-term investments	—	3,481,496	45,702	3,527,198
Financial assets from banking solutions	5,250,496	1,147,402	—	6,397,898
Accounts receivable from card issuers	5,877	—	23,971,232	23,977,109
Trade accounts receivable	488,480	—	—	488,480
Loans operations portfolio	250,747	—	—	250,747
Derivative financial instruments(a)	—	4,182	—	4,182
Receivables from related parties	2,512	—	—	2,512
Other assets	518,362	—	—	518,362
	6,516,474	4,633,080	24,016,934	35,166,488

December 31, 2022
Short and Long-term investments	—	3,636,687	31,850	3,668,537
Financial assets from banking solutions	—	3,960,871	—	3,960,871
Accounts receivable from card issuers	6,992	—	20,741,865	20,748,857
Trade accounts receivable (b)	495,180	26,866	—	522,046
Derivative financial instruments(a)	—	36,400	—	36,400
Receivables from related parties	10,053	—	—	10,053
Other assets	571,881	—	—	571,881
	1,084,106	7,660,824	20,773,715	29,518,645

(a)Derivative financial instruments as of December 31, 2023 of R$ 311,445 (2022 – R$ 190,902) were designated as cash flow hedging instruments, and therefore the effective portion of the hedge is accounted for in the OCI.
(b)The amount classified as FVPL refers to loans granted to customers up to June 30, 2021 (Notes 6.5.1 and 6.10.1.3).
6.12.2.    Financial liabilities by category

	Amortized cost	FVPL	Total

December 31, 2023
Deposits from banking customers	6,119,455	—	6,119,455
Accounts payable to clients	19,199,127	—	19,199,127
Trade accounts payable	513,877	—	513,877
Borrowings and financing	5,013,981	—	5,013,981
Obligations to FIDC quota holders	505,231	—	505,231
Derivative financial instruments	—	316,171	316,171
Other liabilities	119,526	410,504	530,030
	31,471,197	726,675	32,197,872

December 31, 2022
Deposits from banking customers	4,023,679	—	4,023,679
Accounts payable to clients	16,614,513	—	16,614,513
Trade accounts payable	596,044	—	596,044
Borrowings and financing	4,575,877	—	4,575,877
Obligations to FIDC quota holders	975,248	—	975,248
Derivative financial instruments	—	209,714	209,714
Other liabilities	144,893	611,279	756,172
	26,930,254	820,993	27,751,247

Schedule of Class Between Book Value And Fair Value Of The Financial Instruments (Details)
The following table presents an analysis of financial instruments measured at fair values by fair value hierarchy level:

	2023		2022
	Fair value	Hierarchy level	Fair value	Hierarchy level

Assets measured at fair value
Short and Long-term investments(a) (b)	3,527,198	I /II	3,668,537	I /II
Financial assets from banking solutions (b)	1,147,402	I	3,960,871	I
Accounts receivable from card issuers(c)	23,971,232	II	20,741,865	II
Trade accounts receivable(d)	—	N/A	26,866	III
Derivative financial instruments(e)	4,182	II	36,400	II
	28,650,014		28,434,539

Liabilities measured at fair value
Derivative financial instruments(e)	316,171	II	209,714	II
Other liabilities(f)(g)	410,504	III	611,279	III
	726,675		820,993

(a)Listed securities are classified as Level I and unlisted securities classified as Level II, determining fair value using valuation techniques, which employ the use of market observable inputs.
(b)Sovereign bonds are priced using quotations from Anbima public pricing method.
(c)For Accounts receivable from card issuers measured at FVOCI, fair value is estimated by discounting future cash flows using market rates for similar items.
(d)As of December, 31, 2023, this loan was designated at FVPL with a portfolio gain of R$ 21,534 (2022 - gain of R$ 7,902). The total net cashflow effect was an inflow of R$ 48,400 (2022 - R$ 496,600). The fair value of loans are valued using valuation techniques, which employ the use of market unobservable inputs, and therefore are classified as Level III in the faie value hierarchy.
(e)The Group enters into derivative financial instruments with financial institutions with investment grade credit ratings. Derivative financial instruments are valued using valuation techniques, which employ the use of observable market inputs.
(f)These are contingent considerations included in Other liabilities arising on business combinations that are measured at FVPL. Fair values are estimated in accordance with pre-determined formulae explicit in the contracts with selling shareholders. The significant unobservable inputs used in the fair value measurement of contingent consideration categorized as Level III of the fair value hierarchy are based on projections of revenue, net debt, number of clients, net margin and the discount rates used to evaluate the liability.
(g)The Group issued put options for Reclame Aqui’s non-controlling interests, in the 2022 business combination. For the non-controlling shareholder amounts the Group has elected as an accounting policy that the put options derecognize the non-controlling interests at each reporting date as if it was acquired at that date and recognize a financial liability at the present value of the amount payable on exercise of the non-controlling interests put option. The difference between the financial liability and the non-controlling interests derecognized at each period is recognized as an equity transaction. The amount of R$ 178,721 was recorded in the consolidated statement of financial position as of December 31, 2023 as a financial liability under Other liabilities (2022 - R$ 264,291).
As of December 31, 2023 and 2022, there were no transfers between the fair value measurements of Level I and Level II and between the fair value measurements of Level II and Level III.
6.13.2. Fair value of financial instruments not measured at fair value
The table below presents a comparison of the book value and fair value of the financial instruments of the Group, other than those with carrying amounts that reasonably approximate fair values:

	2023		2022
	Book value	Fair value	Book value	Fair value

Financial assets
Loans operations portfolio	250,747	250,877	—	—
	250,747	250,877	—	—
Financial liabilities
Accounts payable to clients	19,199,127	18,685,622	16,614,513	16,025,373
Borrowings and financing	5,013,982	4,692,866	4,575,877	4,564,864
	24,213,109	23,378,488	21,190,390	20,590,237

Schedule of Adjusted Net Cash (Details)
The adjusted net cash as of December 31, 2023 and 2022 was as follows:

	2023	2022

Cash and cash equivalents	2,176,416	1,512,604
Short-term investments	3,481,496	3,453,772
Financial assets from banking solutions	6,397,898	3,960,871
Accounts receivable from card issuers	23,977,109	20,748,857
Derivative financial instruments(a)	629	12,418
Adjusted cash	36,033,548	29,688,522

Deposits from banking customers	(6,119,455)	(4,023,679)
Accounts payable to clients	(19,199,127)	(16,614,513)
Borrowings and financing(b)	(4,840,299)	(4,375,730)
Obligations to FIDC quota holders	(505,231)	(975,248)
Derivative financial instruments	(316,171)	(209,714)
Adjusted debt	(30,980,283)	(26,198,884)

Adjusted net cash	5,053,265	3,489,638

(a)Refers to economic hedge of cash and cash equivalents and short-term investments denominated in U.S. dollars;
(b)Borrowings and financing exclude the effects of leases liabilities recognized under IFRS 16.